Income Taxes - Schedule of Major Tax-Effected Components of the Company's Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Deferred tax assets, net	$ 894,401	$ 748,219
Deferred tax liabilities
Total deferred tax liability	(2,189,776)	(3,284,719)
Net deferred tax liability	(1,295,375)	(2,536,500)
Federal and state [Member]
Deferred tax assets
Bad debt reserve	25,432	40,330
Deferred compensation	5,232	6,881
Net operating loss carryforward	46,702	9,669
Accruals, reserves and other	94,904	183,056
Investments in unconsolidated affiliates	84,188	152,476
Stock-based compensation	24,390	33,311
Tax credits	3,045,138	2,824,312
Deferred tax assets, gross	3,325,986	3,250,035
Less: Valuation allowance	(2,462,272)	(2,510,140)
Deferred tax assets, net	863,714	739,895
Deferred tax liabilities
Property and equipment	(1,670,704)	(2,657,230)
Long-term debt	(48,809)	(146,018)
Intangibles	(79,167)	(124,729)
Total deferred tax liability	(1,798,680)	(2,927,977)
Foreign [Member]
Deferred tax assets
Bad debt reserve	821	895
Net operating loss carryforward	76,909	72,788
Accruals, reserves and other	0	3,945
Stock-based compensation	4,423	3,830
Deferred tax assets, gross	82,153	81,458
Less: Valuation allowance	(51,466)	(73,134)
Deferred tax assets, net	30,687	8,324
Deferred tax liabilities
Accruals, reserves and other	(26,657)	0
Property and equipment	(16,277)	(4,691)
Intangibles	(348,162)	(352,051)
Total deferred tax liability	$ (391,096)	$ (356,742)